Employee Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employee benefits plan, employer matching contribution	$ 0.3	$ 0.1	$ 0.1
Description of 401(k) plan	All employees of the Company are eligible to participate in the 401(k) Plan. The 401(k) matching contributions, if any, are determined by the Company at its sole discretion.